UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21698
                                                    -----------

            The Gabelli Global Gold, Natural Resources & Income Trust
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS -- 3.0%
               ENERGY AND UTILITIES -- 1.7%
      20,000   BP plc, ADR ................... $  1,248,000
      20,000   Exxon Mobil Corp. .............    1,192,000
      20,000   Total SA, ADR .................    2,344,600
      10,000   Unocal Corp. ..................      616,900
      10,000   Williams Companies Inc. .......      188,100
                                               ------------
                                                  5,589,600
                                               ------------
               METALS AND MINING -- 1.2%
      25,000   Freeport-McMoRan Copper &
                 Gold Inc., Cl. B ............      990,250
      50,000   Newmont Mining Corp. ..........    2,112,500
      50,000   Placer Dome Inc. ..............      811,000
                                               ------------
                                                  3,913,750
                                               ------------
               PAPER AND FOREST PRODUCTS -- 0.1%
       3,400   Plum Creek Timber Co. Inc. ....      121,380
      10,000   Smurfit-Stone Container Corp.+       154,700
                                               ------------
                                                    276,080
                                               ------------
               TOTAL COMMON STOCKS ...........    9,779,430
                                               ------------
     PRINCIPAL
      AMOUNT
     -------

               U.S. GOVERNMENT OBLIGATIONS -- 97.0%
$317,000,000   U.S. Treasury Bills,
                 2.414% to 2.789%++,
                 04/07/05 to 06/16/05 ........  316,097,518
                                               ------------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $325,908,009) ..................... $325,876,948
                                               ============

    NUMBER OF                    EXPIRATION DATE/  MARKET
    CONTRACTS  ISSUE              EXERCISE PRICE   VALUE*
    ---------  ------             -------------    ------

               WRITTEN CALL OPTIONS -- SHORT POSITION
      400      Placer Dome Inc. .  May 05/17.50 $    16,000
      100      Smurfit-Stone
                 Container Corp.   May 05/17.50       1,500
      100      Placer Dome Inc. .  May 05/20            500
      100      Williams
                 Companies Inc. .  May 05/22.50       2,500
      250      Freeport-McMoRan
                 Copper & Gold Inc.,
                 Cl. B ..........  May 05/40         46,250
       34      Plum Creek
                 Timber Co. .....  May 05/40            510
      250      Newmont Mining
                 Corp. ..........  May 05/45         17,500
      250      Newmont Mining
                 Corp. ..........  May 05/47.50       7,500
      200      BP plc, ADR ......  May 05/65         14,000
      200      Exxon Mobil Corp.   May 05/65          9,000
      100      Unocal Corp. .....  May 05/65         21,500
      200      Total SA, ADR ....  May 05/120        37,000
                                               ------------
               TOTAL WRITTEN
                 CALL OPTIONS .................$    173,760
                                               ============
   --------------
            For Federal tax purposes:
            Aggregate cost ....................$325,908,009
                                               ============
            Gross unrealized appreciation .....$     15,565
            Gross unrealized depreciation .....     (46,626)
                                               ------------
            Net unrealized appreciation
              (depreciation) ..................$    (31,061)
                                               ============
   --------------
   +     Non-income producing security.
   ++    Represents annualized yield at date of purchase.
   ADR - American Depository Receipt.
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Gold, Natural Resources & Income Trust
             ----------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         ----------------------------------------
                           Bruce N. Alpert, President


Date     May 25, 2005
    -------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         ---------------------------------------------------
                           Bruce N. Alpert, President


Date     May 25, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joseph H. Egan
                         ----------------------------------------------------
                           Joseph H. Egan, Treasurer


Date     May 25, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.